Long-Term Debt - Long-Term Debt Denominated by Currencies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 1,153	$ 1,301
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term debt	1,012	689
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 141	$ 612